Share-based payments - Reconciliation of Outstanding Share Based Payments (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance (in shares)	72,416,208
Granted No. (during the year) (in shares)	42,563,353
Exercise of share options, (in shares)	(17,150,514)
Lapsed/Forfeited No. (during the year) (in shares)	(4,247,345)
Closing Balance (in shares)	93,581,702	72,416,208
Vested and exercisable No (end of year) (in shares)	51,019,572
Weighted average share purchase price (in AUD per share) | $ / shares	$ 1.62
Weighted average share purchase price, granted (in AUD per share) | $ / shares	1.21	$ 0.39	$ 0.66
76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.03
77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.01
78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.85
79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.13
79a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.03
79b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.13
79c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.03
79d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.01
80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.93
81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			4.60
82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.12
83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.03
84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.92
85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.36
86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.36
87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.39
87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.35
87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.35
87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.35
88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.35
89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.37
90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.01
92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.35
93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.23
94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.23
91
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.32
95
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.35
96
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.01
96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.01
96b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.01
96c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.01
96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.01
97
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.07
97a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.97
97b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.97
97c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.07
97d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.07
98
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.44
99
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	0.97
100
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.01
101
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.83
102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.83
103
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.89
104
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.72
105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.72
106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72
USD | 34
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 2.80
Opening Balance (in shares)			1,678,979
Lapsed/Forfeited No. (during the year) (in shares)			(1,678,979)
Closing Balance (in shares)				1,678,979
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance (in shares)	72,416,208	57,434,321	49,650,468
Granted No. (during the year) (in shares)		21,942,980	16,974,500
Exercise of share options, (in shares)		(1,072,363)	0
Lapsed/Forfeited No. (during the year) (in shares)		(5,888,730)	(9,190,647)
Closing Balance (in shares)		72,416,208	57,434,321	49,650,468
Vested and exercisable No (end of year) (in shares)		31,061,973	26,464,507		26,464,507
Weighted average share purchase price (in AUD per share) | $ / shares	$ 1.20	$ 1.43	$ 1.85	$ 2.21
Weighted average share purchase price, granted (in AUD per share) | $ / shares	0.55	0.38	1.08
Weighted average share purchase price, Exercised No. (during the year) (in AUD per share) | $ / shares	0.48	0.01	0
Weighted average share purchase price, Lapsed/Forfeited No. (during the year) (in AUD per share) | $ / shares	1.50	1.79	2.39
Weighted average share purchase price, Vested and exercisable No (end of year) (in AUD per share) | $ / shares	1.37	1.98	2.12
AUD | 34b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 2.80
Opening Balance (in shares)			200,000
Lapsed/Forfeited No. (during the year) (in shares)			(200,000)
Closing Balance (in shares)				200,000
AUD | 35a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 2.86	$ 2.86
Opening Balance (in shares)		1,500,000	1,500,000
Lapsed/Forfeited No. (during the year) (in shares)		(1,500,000)
Closing Balance (in shares)			1,500,000	1,500,000
Vested and exercisable No (end of year) (in shares)			1,500,000		1,500,000
AUD | 36
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.31	$ 1.31
Opening Balance (in shares)		533,000	533,000
Lapsed/Forfeited No. (during the year) (in shares)		(533,000)
Closing Balance (in shares)			533,000	533,000
Vested and exercisable No (end of year) (in shares)			533,000		533,000
AUD | 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.19	$ 1.19
Opening Balance (in shares)		1,950,730	1,950,730
Lapsed/Forfeited No. (during the year) (in shares)		(1,950,730)
Closing Balance (in shares)			1,950,730	1,950,730
Vested and exercisable No (end of year) (in shares)			1,809,064		1,809,064
AUD | 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.52	$ 1.52	$ 1.54
Opening Balance (in shares)	50,000	50,000	50,000
Lapsed/Forfeited No. (during the year) (in shares)	(50,000)
Closing Balance (in shares)		50,000	50,000	50,000
Vested and exercisable No (end of year) (in shares)		50,000	50,000		50,000
AUD | 38a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.40
Opening Balance (in shares)			150,000
Lapsed/Forfeited No. (during the year) (in shares)			(150,000)
Closing Balance (in shares)				150,000
AUD | 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.92	$ 1.92	$ 1.94
Opening Balance (in shares)	815,000	975,000	975,000
Lapsed/Forfeited No. (during the year) (in shares)	(815,000)	(160,000)
Closing Balance (in shares)		815,000	975,000	975,000
Vested and exercisable No (end of year) (in shares)		815,000	975,000		975,000
AUD | 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.74	$ 1.74	$ 1.76
Opening Balance (in shares)	902,425	902,425	902,425
Lapsed/Forfeited No. (during the year) (in shares)	(902,425)
Closing Balance (in shares)		902,425	902,425	902,425
Vested and exercisable No (end of year) (in shares)		902,425	902,425		902,425
AUD | 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.39	$ 1.39	$ 1.41
Opening Balance (in shares)	750,000	750,000	750,000
Lapsed/Forfeited No. (during the year) (in shares)	(750,000)
Closing Balance (in shares)		750,000	750,000	750,000
Vested and exercisable No (end of year) (in shares)		750,000	750,000		750,000
AUD | 40a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.26	$ 1.26	$ 1.28
Opening Balance (in shares)	750,000	750,000	750,000
Lapsed/Forfeited No. (during the year) (in shares)	(750,000)
Closing Balance (in shares)		750,000	750,000	750,000
AUD | 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.50	$ 1.50	$ 1.52
Opening Balance (in shares)	200,000	200,000	200,000
Exercise of share options, (in shares)	(200,000)
Closing Balance (in shares)		200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)		200,000	200,000		200,000
AUD | 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.54	$ 1.54	$ 1.56
Opening Balance (in shares)	200,000	200,000	200,000
Exercise of share options, (in shares)	(200,000)
Closing Balance (in shares)		200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)		200,000	200,000		200,000
AUD | 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.85	$ 1.85	$ 1.87
Opening Balance (in shares)	2,998,332	3,133,332	3,793,332
Exercise of share options, (in shares)	(1,225,000)
Lapsed/Forfeited No. (during the year) (in shares)		(135,000)	(660,000)
Closing Balance (in shares)	1,773,332	2,998,332	3,133,332	3,793,332
Vested and exercisable No (end of year) (in shares)	1,773,332	2,998,332	3,133,332		3,133,332
AUD | 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.85	$ 1.85	$ 1.87
Opening Balance (in shares)	350,000	350,000	350,000
Closing Balance (in shares)	350,000	350,000	350,000	350,000
Vested and exercisable No (end of year) (in shares)	350,000	350,000	350,000		350,000
AUD | 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.31	$ 1.31	$ 1.33
Opening Balance (in shares)	590,000	590,000	590,000
Exercise of share options, (in shares)	(100,000)
Closing Balance (in shares)	490,000	590,000	590,000	590,000
Vested and exercisable No (end of year) (in shares)	490,000	590,000	590,000		590,000
AUD | 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.43	$ 1.43	$ 1.45
Opening Balance (in shares)	3,333	3,333	3,333
Closing Balance (in shares)	3,333	3,333	3,333	3,333
Vested and exercisable No (end of year) (in shares)	3,333	3,333	3,333		3,333
AUD | 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.43	$ 1.43	$ 1.45
Opening Balance (in shares)	150,000	150,000	150,000
Closing Balance (in shares)	150,000	150,000	150,000	150,000
Vested and exercisable No (end of year) (in shares)	150,000	150,000	150,000		150,000
AUD | 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.46	$ 1.46	$ 1.48
Opening Balance (in shares)	300,000	300,000	300,000
Closing Balance (in shares)	300,000	300,000	300,000	300,000
Vested and exercisable No (end of year) (in shares)	300,000	300,000	300,000		300,000
AUD | 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.60	$ 1.60	$ 1.62
Opening Balance (in shares)	2,708,669	3,018,669	3,098,670
Exercise of share options, (in shares)	(627,000)
Lapsed/Forfeited No. (during the year) (in shares)		(310,000)	(66,667)
Closing Balance (in shares)	2,081,669	2,708,669	3,018,669	3,098,670
Vested and exercisable No (end of year) (in shares)	2,081,669	2,708,669	3,018,669		3,018,669
AUD | 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.62
Lapsed/Forfeited No. (during the year) (in shares)			(13,334)
AUD | 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.47
Opening Balance (in shares)	2,833,332	2,833,332	3,499,998
Exercise of share options, (in shares)	(466,666)
Lapsed/Forfeited No. (during the year) (in shares)			(466,666)
Closing Balance (in shares)	2,366,666	2,833,332	2,833,332	3,499,998
Vested and exercisable No (end of year) (in shares)	2,016,666	1,883,332	1,883,332		1,883,332
AUD | 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.47
Lapsed/Forfeited No. (during the year) (in shares)			(200,000)
AUD | 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.47
Opening Balance (in shares)	1,346,667	1,346,667	1,346,667
Closing Balance (in shares)	1,346,667	1,346,667	1,346,667	1,346,667
Vested and exercisable No (end of year) (in shares)	1,346,667	673,334	673,334		673,334
AUD | 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.47
Opening Balance (in shares)	538,667	538,667	538,667
Closing Balance (in shares)	538,667	538,667	538,667	538,667
Vested and exercisable No (end of year) (in shares)	538,667	538,667	538,667		538,667
AUD | 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.47
Opening Balance (in shares)	700,000	700,000	700,000
Exercise of share options, (in shares)	(525,000)
Closing Balance (in shares)	175,000	700,000	700,000	700,000
Vested and exercisable No (end of year) (in shares)		175,000	175,000		175,000
AUD | 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.47
Opening Balance (in shares)			400,000
Lapsed/Forfeited No. (during the year) (in shares)			(400,000)
Closing Balance (in shares)				400,000
AUD | 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.62
Opening Balance (in shares)			400,000
Lapsed/Forfeited No. (during the year) (in shares)			(400,000)
Closing Balance (in shares)				400,000
AUD | 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.47
Opening Balance (in shares)			800,000
Lapsed/Forfeited No. (during the year) (in shares)			(800,000)
Closing Balance (in shares)				800,000
AUD | 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.96	$ 1.96	$ 1.98
Opening Balance (in shares)	20,000	20,000	153,334
Lapsed/Forfeited No. (during the year) (in shares)			(133,334)
Closing Balance (in shares)	20,000	20,000	20,000	153,334
Vested and exercisable No (end of year) (in shares)	20,000	20,000	20,000		20,000
AUD | 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.46	$ 1.46	$ 1.48
Opening Balance (in shares)	350,000	350,000	350,000
Closing Balance (in shares)	350,000	350,000	350,000	350,000
Vested and exercisable No (end of year) (in shares)	350,000	300,000	300,000		300,000
AUD | 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.81	$ 1.81	$ 1.83
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	200,000		200,000
AUD | 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.78	$ 1.78	$ 1.80
Opening Balance (in shares)	100,000	100,000	100,000
Closing Balance (in shares)	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.96	$ 1.96	$ 1.98
Opening Balance (in shares)	150,000	150,000	450,000
Lapsed/Forfeited No. (during the year) (in shares)			(200,000)
Closing Balance (in shares)	150,000	150,000	150,000	450,000
Vested and exercisable No (end of year) (in shares)	150,000	150,000	150,000		150,000
AUD | 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.98
Lapsed/Forfeited No. (during the year) (in shares)			(100,000)
AUD | 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.36	$ 3.36	$ 3.38
Opening Balance (in shares)	10,000	10,000	10,000
Closing Balance (in shares)	10,000	10,000	10,000	10,000
Vested and exercisable No (end of year) (in shares)	10,000	10,000	10,000		10,000
AUD | 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.00	$ 4.00	$ 4.02
Opening Balance (in shares)	1,200,000	1,200,000	1,200,000
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	1,200,000	1,200,000	1,200,000		1,200,000
AUD | 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.63	$ 3.63	$ 3.65
Opening Balance (in shares)	1,200,000	1,200,000	2,400,000
Lapsed/Forfeited No. (during the year) (in shares)			(800,000)
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000	2,400,000
Vested and exercisable No (end of year) (in shares)	900,000	500,000	200,000		200,000
AUD | 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 3.65
Lapsed/Forfeited No. (during the year) (in shares)			(400,000)
AUD | 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.73	$ 3.73	$ 3.75
Opening Balance (in shares)	3,040,000	3,253,333	3,498,333
Lapsed/Forfeited No. (during the year) (in shares)		(213,333)	(176,668)
Closing Balance (in shares)	3,040,000	3,040,000	3,253,333	3,498,333
Vested and exercisable No (end of year) (in shares)	3,040,000	3,040,000	2,160,009		2,160,009
AUD | 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 3.75
Lapsed/Forfeited No. (during the year) (in shares)			(68,332)
AUD | 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.41
Opening Balance (in shares)	1,735,000	1,735,000	2,700,000
Lapsed/Forfeited No. (during the year) (in shares)			(965,000)
Closing Balance (in shares)	1,735,000	1,735,000	1,735,000	2,700,000
Vested and exercisable No (end of year) (in shares)	1,013,334	478,334	478,334		478,334
AUD | 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.41
Opening Balance (in shares)	350,000	350,000	350,000
Closing Balance (in shares)	350,000	350,000	350,000	350,000
Vested and exercisable No (end of year) (in shares)	116,666	116,666	116,666		116,666
AUD | 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.41
Opening Balance (in shares)	300,000	300,000	300,000
Closing Balance (in shares)	300,000	300,000	300,000	300,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	100,000		100,000
AUD | 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.41
Opening Balance (in shares)	1,200,000	1,200,000	1,200,000
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	1,200,000	720,000	720,000		720,000
AUD | 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 5.76
Opening Balance (in shares)			5,000
Lapsed/Forfeited No. (during the year) (in shares)			(3,334)
Closing Balance (in shares)				5,000
AUD | 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 5.76
Lapsed/Forfeited No. (during the year) (in shares)			(1,666)
AUD | 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.76	$ 4.76	$ 4.78
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.58	$ 3.58	$ 3.60
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	133,333		133,333
AUD | 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.58	$ 3.58	$ 3.60
Opening Balance (in shares)	100,000	100,000	100,000
Closing Balance (in shares)	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.65	$ 2.65	$ 2.67
Opening Balance (in shares)	250,000	250,000	250,000
Closing Balance (in shares)	250,000	250,000	250,000	250,000
Vested and exercisable No (end of year) (in shares)	250,000	250,000	166,667		166,667
AUD | 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.26	$ 2.26	$ 2.28
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	133,334		133,334
AUD | 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.93	$ 1.93	$ 1.77
Opening Balance (in shares)	2,929,666	3,186,333	3,423,000
Exercise of share options, (in shares)	(290,769)
Lapsed/Forfeited No. (during the year) (in shares)	(16,666)	(143,335)	(50,001)
Closing Balance (in shares)	2,622,231	2,929,666	3,186,333	3,423,000
Vested and exercisable No (end of year) (in shares)	2,622,231	1,942,003	1,051,007		1,051,007
AUD | 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.93	$ 1.77
Lapsed/Forfeited No. (during the year) (in shares)		(113,332)	(186,666)
AUD | 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.75	$ 1.75	$ 1.77
Opening Balance (in shares)	3,850,000	3,850,000	4,150,000
Lapsed/Forfeited No. (during the year) (in shares)			(300,000)
Closing Balance (in shares)	3,850,000	3,850,000	3,850,000	4,150,000
Vested and exercisable No (end of year) (in shares)	2,780,000	1,653,334	923,334		923,334
AUD | 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.75	$ 1.75	$ 1.77
Opening Balance (in shares)	1,550,000	1,550,000	1,550,000
Closing Balance (in shares)	1,550,000	1,550,000	1,550,000	1,550,000
Vested and exercisable No (end of year) (in shares)	620,000	620,000
AUD | 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.77
Opening Balance (in shares)			650,000
Lapsed/Forfeited No. (during the year) (in shares)			(650,000)
Closing Balance (in shares)				650,000
AUD | 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.40	$ 1.40	$ 1.42
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	100,000		100,000
AUD | 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.03
Opening Balance (in shares)	1,250,000	1,250,000
Granted No. (during the year) (in shares)			1,250,000
Closing Balance (in shares)	1,250,000	1,250,000	1,250,000
Vested and exercisable No (end of year) (in shares)	833,334	416,667
AUD | 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.99	$ 0.99	$ 1.01
Opening Balance (in shares)	200,000	200,000
Granted No. (during the year) (in shares)			200,000
Closing Balance (in shares)	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	133,334	66,667		66,667
AUD | 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.83	$ 0.83	$ 0.85
Opening Balance (in shares)	200,000	200,000
Granted No. (during the year) (in shares)			200,000
Closing Balance (in shares)	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	133,334	66,667
AUD | 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.11	$ 1.11	$ 1.13
Opening Balance (in shares)	5,054,500	5,754,500
Granted No. (during the year) (in shares)			5,844,500
Exercise of share options, (in shares)	(1,023,334)
Lapsed/Forfeited No. (during the year) (in shares)	(30,000)	(30,000)	(90,000)
Closing Balance (in shares)	3,936,166	5,054,500	5,754,500
Vested and exercisable No (end of year) (in shares)	2,278,000	1,668,167
AUD | 79a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.03
Opening Balance (in shares)	4,350,000	4,350,000
Granted No. (during the year) (in shares)			4,350,000
Exercise of share options, (in shares)	(180,000)
Closing Balance (in shares)	4,170,000	4,350,000	4,350,000
Vested and exercisable No (end of year) (in shares)	1,636,250	635,000
AUD | 79b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.11	$ 1.11	$ 1.13
Opening Balance (in shares)	225,000	225,000
Granted No. (during the year) (in shares)			225,000
Closing Balance (in shares)	225,000	225,000	225,000
Vested and exercisable No (end of year) (in shares)	150,000	75,000
AUD | 79c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.03
Opening Balance (in shares)	3,225,000	3,225,000
Granted No. (during the year) (in shares)			3,225,000
Closing Balance (in shares)	3,225,000	3,225,000	3,225,000
Vested and exercisable No (end of year) (in shares)	600,000
AUD | 79d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.03
Opening Balance (in shares)	1,200,000	1,200,000
Granted No. (during the year) (in shares)			1,200,000
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	550,000	390,000
AUD | 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.91	$ 0.91	$ 0.93
Opening Balance (in shares)	100,000	100,000
Granted No. (during the year) (in shares)			100,000
Closing Balance (in shares)	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.58	$ 4.58	$ 4.60
Opening Balance (in shares)	100,000	100,000
Granted No. (during the year) (in shares)			100,000
Closing Balance (in shares)	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.10	$ 1.10	$ 1.12
Opening Balance (in shares)	100,000	100,000
Granted No. (during the year) (in shares)			100,000
Exercise of share options, (in shares)	(66,667)
Closing Balance (in shares)	33,333	100,000	100,000
Vested and exercisable No (end of year) (in shares)		33,334
AUD | 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.03
Opening Balance (in shares)	45,000	150,000
Granted No. (during the year) (in shares)			180,000
Lapsed/Forfeited No. (during the year) (in shares)		(105,000)	(30,000)
Closing Balance (in shares)	45,000	45,000	150,000
Vested and exercisable No (end of year) (in shares)	30,000	15,000
AUD | 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.11	$ 1.11
Lapsed/Forfeited No. (during the year) (in shares)	(65,000)	(670,000)
AUD | 84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.92	$ 0.92
Opening Balance (in shares)	600,000
Granted No. (during the year) (in shares)		600,000
Closing Balance (in shares)	600,000	600,000
Vested and exercisable No (end of year) (in shares)	300,000	100,000
AUD | 85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.36	$ 0.36
Opening Balance (in shares)	2,493,835
Granted No. (during the year) (in shares)		2,493,835
Closing Balance (in shares)	2,493,835	2,493,835
Vested and exercisable No (end of year) (in shares)	2,493,835	831,279
AUD | 86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.36	$ 0.36
Opening Balance (in shares)	1,853,889
Granted No. (during the year) (in shares)		1,853,889
Closing Balance (in shares)	1,853,889	1,853,889
Vested and exercisable No (end of year) (in shares)	1,853,889	617,965
AUD | 87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.39	$ 0.39
Opening Balance (in shares)	5,434,500
Granted No. (during the year) (in shares)		5,459,500
Exercise of share options, (in shares)	(560,334)
Lapsed/Forfeited No. (during the year) (in shares)	(130,000)	(25,000)
Closing Balance (in shares)	4,744,166	5,434,500
Vested and exercisable No (end of year) (in shares)	1,211,168
AUD | 87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Opening Balance (in shares)	1,995,000
Granted No. (during the year) (in shares)		1,995,000
Exercise of share options, (in shares)	(326,667)
Closing Balance (in shares)	1,668,333	1,995,000
AUD | 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Opening Balance (in shares)	3,160,000
Granted No. (during the year) (in shares)		3,160,000
Closing Balance (in shares)	3,160,000	3,160,000
Vested and exercisable No (end of year) (in shares)	954,667
AUD | 87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Opening Balance (in shares)	2,730,000
Granted No. (during the year) (in shares)		2,730,000
Exercise of share options, (in shares)	(820,000)
Lapsed/Forfeited No. (during the year) (in shares)	(270,000)
Closing Balance (in shares)	1,640,000	2,730,000
AUD | 88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Opening Balance (in shares)	873,393
Granted No. (during the year) (in shares)		873,393
Exercise of share options, (in shares)	(426,092)
Closing Balance (in shares)	447,301	873,393
Vested and exercisable No (end of year) (in shares)	447,301	291,131
AUD | 89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.37	$ 0.37
Opening Balance (in shares)	985,000
Granted No. (during the year) (in shares)		985,000
Closing Balance (in shares)	985,000	985,000
Vested and exercisable No (end of year) (in shares)	328,333
AUD | 90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Granted No. (during the year) (in shares)		1,072,363
Exercise of share options, (in shares)		(1,072,363)
AUD | 92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Opening Balance (in shares)	300,000
Granted No. (during the year) (in shares)		300,000
Closing Balance (in shares)	300,000	300,000
Vested and exercisable No (end of year) (in shares)	100,000
AUD | 93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.23	$ 1.23
Opening Balance (in shares)	220,000
Granted No. (during the year) (in shares)		220,000
Closing Balance (in shares)	220,000	220,000
Vested and exercisable No (end of year) (in shares)	220,000
AUD | 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.23	$ 1.23
Opening Balance (in shares)	200,000
Granted No. (during the year) (in shares)		200,000
Closing Balance (in shares)	200,000	200,000
AUD | 91
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.32
Granted No. (during the year) (in shares)	540,000
Closing Balance (in shares)	540,000
Vested and exercisable No (end of year) (in shares)	180,000
AUD | 95
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.35
Granted No. (during the year) (in shares)	210,000
Lapsed/Forfeited No. (during the year) (in shares)	(10,000)
Closing Balance (in shares)	200,000
Vested and exercisable No (end of year) (in shares)	70,000
AUD | 96
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	5,591,540
Exercise of share options, (in shares)	(1,997,084)
Closing Balance (in shares)	3,594,456
Vested and exercisable No (end of year) (in shares)	3,594,456
AUD | 96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	3,126,752
Exercise of share options, (in shares)	(3,126,752)
AUD | 96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	7,295,759
Exercise of share options, (in shares)	(4,310,739)
Closing Balance (in shares)	2,985,020
Vested and exercisable No (end of year) (in shares)	2,985,020
AUD | 96b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	475,968
Exercise of share options, (in shares)	(129,559)
Closing Balance (in shares)	346,409
Vested and exercisable No (end of year) (in shares)	346,409
AUD | 96c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	2,222,000
Closing Balance (in shares)	2,222,000
Vested and exercisable No (end of year) (in shares)	2,222,000
AUD | 96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	548,851
Exercise of share options, (in shares)	(548,851)
AUD | 96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01
Granted No. (during the year) (in shares)	1,280,651
Closing Balance (in shares)	1,280,651
Vested and exercisable No (end of year) (in shares)	1,280,651
AUD | 97
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.07
Granted No. (during the year) (in shares)	5,852,000
Lapsed/Forfeited No. (during the year) (in shares)	(30,000)
Closing Balance (in shares)	5,822,000
AUD | 97a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.97
Granted No. (during the year) (in shares)	6,800,000
Closing Balance (in shares)	6,800,000
AUD | 97b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.97
Granted No. (during the year) (in shares)	4,839,000
Closing Balance (in shares)	4,839,000
AUD | 97c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.07
Granted No. (during the year) (in shares)	240,000
Closing Balance (in shares)	240,000
AUD | 97d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.07
Granted No. (during the year) (in shares)	225,000
Closing Balance (in shares)	225,000
AUD | 98
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.44
Granted No. (during the year) (in shares)	274,223
Closing Balance (in shares)	274,223
Vested and exercisable No (end of year) (in shares)	91,408
AUD | 99
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.97
Granted No. (during the year) (in shares)	1,395,389
Closing Balance (in shares)	1,395,389
Vested and exercisable No (end of year) (in shares)	930,261
AUD | 100
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.01
Granted No. (during the year) (in shares)	235,000
Lapsed/Forfeited No. (during the year) (in shares)	(225,000)
Closing Balance (in shares)	10,000
AUD | 101
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.83
Granted No. (during the year) (in shares)	483,514
Lapsed/Forfeited No. (during the year) (in shares)	(178,254)
Closing Balance (in shares)	305,260
Vested and exercisable No (end of year) (in shares)	77,986
AUD | 102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.83
Granted No. (during the year) (in shares)	235,295
Closing Balance (in shares)	235,295
AUD | 103
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.89
Granted No. (during the year) (in shares)	180,000
Lapsed/Forfeited No. (during the year) (in shares)	(25,000)
Closing Balance (in shares)	155,000
AUD | 104
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72
Granted No. (during the year) (in shares)	215,000
Closing Balance (in shares)	215,000
AUD | 105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72
Granted No. (during the year) (in shares)	197,411
Closing Balance (in shares)	197,411
Vested and exercisable No (end of year) (in shares)	98,705
AUD | 106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72
Granted No. (during the year) (in shares)	100,000
Closing Balance (in shares)	100,000